Fair Value Measurements - Fair Value Measurements of Assets by Fair Value Hierarchy (Detail) - Fair Value Measurement on a Recurring Basis [Member] - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	¥ 10,261
Total	35,562	¥ 17,256
Total	296	486
Put option liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value	296	486
Conversion right and redemption right of preferred stock [member]
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss		1,862
Listed Equity Investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets available for sale		1,574
Private equity and other financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets available for sale		13,820
Equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	7,296
Debt Instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	18,005
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Total	791	1,574
Level 1 [Member] | Listed Equity Investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets available for sale		1,574
Level 1 [Member] | Equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	791
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Total	18,005
Level 2 [Member] | Debt Instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	18,005
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	10,261
Total	16,766	15,682
Total	296	486
Level 3 [Member] | Put option liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value	296	486
Level 3 [Member] | Conversion right and redemption right of preferred stock [member]
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss		1,862
Total		1,862	¥ 325
Level 3 [Member] | Private equity and other financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets available for sale		13,820
Total		¥ 13,820	¥ 12,795
Level 3 [Member] | Equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	¥ 6,505